RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands			12 Months Ended
	May 30, 2024	May 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Exchange ratio, pro-rate basis (as a percent)	92.00%	92.00%
Ownership percentage (as a percent)	8.00%
Stock available for distributions (in shares)	1,157,926	1,157,926
Related Party
Related Party Transaction [Line Items]
Accounts receivable			$ 23	$ 0
Services Performed Under Transition Services Agreement
Related Party Transaction [Line Items]
Related party transaction, amount of transaction			300
Services Performed Under Transition Services Agreement | Related Party
Related Party Transaction [Line Items]
Accounts receivable			200
Severance Payments To Former Employees
Related Party Transaction [Line Items]
Related party transaction, amount of transaction			$ 1,000